NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Aug. 31, 2022
Non controlling Interests [Abstract]
Disclosure of detailed information about non-controlling interests [Table Text Block]
Company	Proportion of ownership and voting rights held by non-controlling interests		Loss allocated to non-controlling interests		Accumulated non-controlling interests
	2022	2021	2022	2021	2022	2021
Mnombo Wethu Consultants (Pty) Limited	50.1%	50.1%	-	-	7,828	7,445
Waterberg JV Co1	63.05%	63.05%	-	-	11,226	10,140
				Total	$19,054	$17,585

[1]Includes the 26% owned by Mnombo